Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2018
Registrant Name	dei_EntityRegistrantName	EATON VANCE MUTUAL FUNDS TRUST
Central Index Key	dei_EntityCentralIndexKey	0000745463
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 04, 2019
Document Effective Date	dei_DocumentEffectiveDate	Nov. 04, 2019
Prospectus Date	rr_ProspectusDate	Feb. 01, 2019